Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rate Forgiveness [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	6	1
Rate Forgiveness [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	2
Rate Forgiveness [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2
Other Restructurings [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	12	8
Other Restructurings [Member] | Residential Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		7	10
Other Restructurings [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		1	2
Other Restructurings [Member] | Consumer Installment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		2	2
Other Restructurings [Member] | Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts			2
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	13	8
Pre-modification outstanding recorded investment (in Dollars)	$ 1,264	$ 489	$ 586
Residential Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	9	10
Pre-modification outstanding recorded investment (in Dollars)	784	921	1,639
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2	1	2
Pre-modification outstanding recorded investment (in Dollars)	834	156	1,625
Consumer Installment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		2	2
Pre-modification outstanding recorded investment (in Dollars)		11	24
Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts			2
Pre-modification outstanding recorded investment (in Dollars)			$ 3,883